SCHEDULE OF DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITY (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Amortization of related intangible assets	$ 5,426,406	$ 4,693,884	$ 4,764,034
Assets Acquisition [Member]
Restructuring Cost and Reserve [Line Items]
Deferred tax liabilities				$ 4,413,819
Amortization of related intangible assets	$ 804,436	$ 770,690